RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management and Financial Instruments [Abstract]
Schedule of Derivative Instruments
The fair values and notional amounts for the derivatives designated as a net investment hedge were as follows:

at December 31	2025		2024
	Fair Value	Notional Amount	Fair Value[1,2]	Notional Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps[3]	—	—	(11)	US 100
1Fair value equals carrying value.
2No amounts have been excluded from the assessment of hedge effectiveness.
3In 2025 and 2024, Net income (loss) included net realized gains of less than $1 million related to the interest component of cross-currency swap settlements which are reported within Interest expense in the Consolidated statement of income.
The notional amounts and fair values of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2025	2024
(millions of Canadian $, unless otherwise noted)

Notional amount	25,700 (US 18,700)	26,000 (US 18,000)
Fair value	25,800 (US 18,800)	25,700 (US 17,800)
The maturity and notional amount or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations was as follows:

at December 31, 2025	Power	Natural Gas	Foreign Exchange	Interest Rate

Net sales (purchases)[1]	10,221	26	—	—
Millions of U.S. dollars	—	—	6,342	2,950
Millions of Mexican pesos	—	—	15,750	—
Maturity dates	2026-2044	2026-2032	2026-2030	2030-2034
1Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

at December 31, 2024	Power	Natural Gas	Foreign Exchange	Interest Rate

Net sales (purchases)[1]	10,192	53	—	—
Millions of U.S. dollars	—	—	5,648	2,800
Millions of Mexican pesos	—	—	16,750	—
Maturity dates	2025-2044	2025-2031	2025-2027	2030-2034
1Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.
Schedule of Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

at December 31	2025		2024
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion (Note 19)[1,2]	(46,792)	(47,720)	(47,931)	(48,318)
Junior subordinated notes (Note 20)	(12,094)	(12,061)	(11,048)	(10,824)
	(58,886)	(59,781)	(58,979)	(59,142)
1Long-term debt is recorded at amortized cost, except for $4.0 billion (2024 – $4.0 billion) that is attributed to hedged risk and recorded at fair value.
2Net income (loss) for 2025 included unrealized losses of $122 million (2024 – unrealized gains of $128 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging.
The following tables summarize additional information about the Company's restricted investments that were classified as available-for-sale assets and equity securities with readily determinable fair values:

at December 31	2025		2024
	LMCI Restricted Investments	Other Restricted Investments[1]	LMCI Restricted Investments	Other Restricted Investments[1]
(millions of Canadian $)

Fair value of fixed income securities[2,3]
Maturing within 1 year	—	94	—	33
Maturing within 1-5 years	26	251	3	256
Maturing within 5-10 years	1,846	4	1,578	—
Maturing after 10 years	—	16	—	—
Fair value of equity securities[2,4]	1,252	94	1,070	64
	3,124	459	2,651	353
1Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary and, in 2025, funds have also been set aside to pay for certain active employee medical benefits.
2Available-for-sale assets and equity securities with readily determinable fair values are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.
3Classified in Level II of the fair value hierarchy.
4Classified in Level I of the fair value hierarchy.
The balance sheet classification of the fair value of derivative instruments was as follows:

at December 31, 2025	Cash Flow Hedges	Fair Value Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	13	—	371	384
Foreign exchange	9	—	42	51
Interest rate	—	3	—	3
	22	3	413	438
Other long-term assets (Note 14)
Commodities[2]	2	—	122	124
Foreign exchange	—	—	15	15
Interest rate	—	22	—	22
	2	22	137	161
Total Derivative Assets	24	25	550	599

Accounts payable and other (Note 16)
Commodities[2]	(1)	—	(341)	(342)
Foreign exchange	—	—	(30)	(30)
Interest rate	—	(8)	—	(8)
	(1)	(8)	(371)	(380)
Other long-term liabilities (Note 17)
Commodities[2]	(1)	—	(61)	(62)
Foreign exchange	(51)	—	(2)	(53)
Interest rate	—	(34)	—	(34)
	(52)	(34)	(63)	(149)
Total Derivative Liabilities	(53)	(42)	(434)	(529)
Total Derivatives	(29)	(17)	116	70
1Fair value equals carrying value.
2Includes purchases and sales of power and natural gas.
The balance sheet classification of the fair value of derivative instruments was as follows:

at December 31, 2024	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	18	—	—	287	305
Foreign exchange	—	—	—	42	42
	18	—	—	329	347
Other long-term assets (Note 14)
Commodities[2]	9	—	—	104	113
Foreign exchange	—	—	—	9	9
	9	—	—	113	122
Total Derivative Assets	27	—	—	442	469

Accounts payable and other (Note 16)
Commodities[2]	(1)	—	—	(291)	(292)
Foreign exchange	—	—	(11)	(183)	(194)
Interest rate	—	(21)	—	—	(21)
	(1)	(21)	(11)	(474)	(507)
Other long-term liabilities (Note 17)
Commodities[2]	(1)	—	—	(46)	(47)
Foreign exchange	—	—	—	(44)	(44)
Interest rate	—	(118)	—	—	(118)
	(1)	(118)	—	(90)	(209)
Total Derivative Liabilities	(2)	(139)	(11)	(564)	(716)
Total Derivatives	25	(139)	(11)	(122)	(247)
1Fair value equals carrying value.
2Includes purchases and sales of power and natural gas.

Schedule of Unrealized Gain (Loss) on Investments

year ended December 31	2025		2024		2023
(millions of Canadian $)	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]

Net unrealized gains (losses)	167	(1)	218	9	179	13
Net realized gains (losses)[3]	21	22	3	2	(28)	—
1Unrealized and realized gains (losses) arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory liabilities or regulatory assets.
2Unrealized and realized gains (losses) on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3Realized gains (losses) on the sale of LMCI restricted investments are determined using the average cost basis.

Schedule of Realized Gain (Loss) on Investments

year ended December 31	2025		2024		2023
(millions of Canadian $)	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]

Net unrealized gains (losses)	167	(1)	218	9	179	13
Net realized gains (losses)[3]	21	22	3	2	(28)	—
1Unrealized and realized gains (losses) arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory liabilities or regulatory assets.
2Unrealized and realized gains (losses) on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3Realized gains (losses) on the sale of LMCI restricted investments are determined using the average cost basis.

Schedule of Derivative Instruments - Balance Sheet and Income Statement Information
The following table details amounts recorded on the Consolidated balance sheet in relation to cumulative adjustments for fair value hedges included in the carrying amount of the hedged liabilities:

at December 31	Carrying Amount		Fair Value Hedging Adjustments[1]
(millions of Canadian $)	2025	2024	2025	2024

Long-term debt	(4,068)	(3,935)	(22)	98
1At December 31, 2025, adjustments for discontinued hedging relationships included in this balance was a liability of $39 million (2024 – $41 million).
The following summary does not include hedges of the net investment in foreign operations:

year ended December 31	2025	2024	2023
(millions of Canadian $)

Derivative Instruments Held for Trading[1]
Unrealized gains (losses) in the year
Commodities[2]	25	(71)	132
Foreign exchange (Note 21)	210	(266)	246
Interest rate	—	(71)	—
Realized gains (losses) in the year
Commodities	(10)	199	192
Foreign exchange (Note 21)	142	(152)	155
Interest rate	8	29	—
Derivative Instruments in Hedging Relationships
Realized gains (losses) in the year
Commodities	24	33	(2)
Foreign exchange	10	—	—
Interest rate	(30)	(52)	(43)
1Realized and unrealized gains (losses) on held-for-trading derivative instruments used to purchase and sell commodities are included on a net basis in Revenues in the Consolidated statement of income. Realized and unrealized gains (losses) on foreign exchange and interest rate held-for-trading derivative instruments are included on a net basis in Foreign exchange (gains) losses, net and Interest expense, respectively, in the Consolidated statement of income.
2In 2025, unrealized gains of $2 million were reclassified to Net Income (loss) from AOCI related to discontinued cash flow hedges (2024 – unrealized gains of $6 million; 2023 – nil).
The following table details amounts presented in the Consolidated statement of income in which the effects of fair value or cash flow hedging relationships were recorded:

year ended December 31	2025	2024	2023
(millions of Canadian $)

Fair Value Hedges
Interest rate contracts[1]
Hedged items	(179)	(126)	(98)
Derivatives designated as hedging instruments	(30)	(52)	(43)
Cash Flow Hedges
Reclassification of gains (losses) on derivative instruments from AOCI to Net income (loss)[2,3]
Commodities[4]	19	32	(85)
Foreign exchange[5]	(50)	—	—
Interest rate[1]	(12)	(12)	(12)
1Presented within Interest expense in the Consolidated statement of income.
2Refer to Note 25, Other comprehensive income (loss) and accumulated other comprehensive income (loss), for the components of OCI related to derivatives in cash flow hedging relationships.
3There are no amounts recognized in earnings that were excluded from effectiveness testing.
4Presented within Revenues (Power and Energy Solutions) in the Consolidated statement of income. In 2025, unrealized gains of $2 million were reclassified to Net Income (loss) from AOCI related to discontinued cash flow hedges (2024 - unrealized gains of $6 million; 2023 – nil).
5Presented within Interest expense and Foreign exchange (gains) losses, net in the Consolidated statement of income.
Schedule of Components of OCI related to Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 25) related to the change in fair value of derivatives in cash flow hedging relationships before tax were as follows:

year ended December 31	2025	2024	2023
(millions of Canadian $, pre-tax)

Gains (losses) in fair value of derivative instruments recognized in OCI[1]
Commodities	7	46	—
Foreign exchange	(38)	—	—
	(31)	46	—
1No amounts have been excluded from the assessment of hedge effectiveness.

Schedule of Offsetting Assets
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2025	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	508	(367)	141
Foreign exchange	66	(48)	18
Interest rate	25	(5)	20
	599	(420)	179
Derivative Instrument Liabilities
Commodities	(404)	367	(37)
Foreign exchange	(83)	48	(35)
Interest rate	(42)	5	(37)
	(529)	420	(109)
1Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	418	(290)	128
Foreign exchange	51	(49)	2
	469	(339)	130
Derivative Instrument Liabilities
Commodities	(339)	290	(49)
Foreign exchange	(238)	49	(189)
Interest rate	(139)	—	(139)
	(716)	339	(377)
1Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2025	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	508	(367)	141
Foreign exchange	66	(48)	18
Interest rate	25	(5)	20
	599	(420)	179
Derivative Instrument Liabilities
Commodities	(404)	367	(37)
Foreign exchange	(83)	48	(35)
Interest rate	(42)	5	(37)
	(529)	420	(109)
1Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	418	(290)	128
Foreign exchange	51	(49)	2
	469	(339)	130
Derivative Instrument Liabilities
Commodities	(339)	290	(49)
Foreign exchange	(238)	49	(189)
Interest rate	(139)	—	(139)
	(716)	339	(377)
1Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non‑current portions, were categorized as follows:

at December 31, 2025	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	154	279	75	508
Foreign exchange	—	66	—	66
Interest rate	—	25	—	25
Derivative Instrument Liabilities
Commodities	(151)	(252)	(1)	(404)
Foreign exchange	—	(83)	—	(83)
Interest rate	—	(42)	—	(42)
	3	(7)	74	70
1There were no transfers from Level II to Level III for the year ended December 31, 2025.

at December 31, 2024	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	126	214	78	418
Foreign exchange	—	51	—	51
Derivative Instrument Liabilities
Commodities	(116)	(217)	(6)	(339)
Foreign exchange	—	(238)	—	(238)
Interest rate	—	(139)	—	(139)
	10	(329)	72	(247)
1There were no transfers from Level II to Level III for the year ended December 31, 2024.

Schedule of Net Change in the Level III Fair Value Category
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2025	2024

Balance at beginning of year	72	(11)
Net gains (losses) included in Net income (loss)	21	54
Transfers to Level II	(4)	29
Purchases	(1)	—
Settlements	(14)	—
Balance at End of Year[1]	74	72
1Revenues include unrealized gains of $21 million attributed to derivatives in the Level III category that were still held at December 31, 2025 (2024 – unrealized gains of $54 million).